MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Customer Advances and Deposits, Current (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer Advances and Deposits, Current [Abstract]
Advance payments from customers	$ 512,050	$ 127,550	$ 0
Advance payments for vaporizers	75,038	75,636	0
Total customer deposits	$ 587,088	$ 203,186	$ 0